Law Department
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo. Ardington@LFG.com

VIA EDGAR

March 6, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Lincoln National Variable Annuity Account L
Lincoln Secured Retirement IncomeSM Version 3 Variable Annuity
The Lincoln National Life Insurance Company
Registration Statement on Form N-4
File No. 811-07645

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account L (“the Account”), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the “Registration Statement”) for individual variable annuity contracts (“Contracts”).

A paper copy format of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are identical to certain contracts that were previously filed with and reviewed by the SEC, but subsequently withdrawn (File No. 333-184436). The Contracts and Registration Statement are being re-filed under a separate account that is specifically designed for group variable annuities.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Mary Jo Ardington
Associate General Counsel